Discontinued Operations (Details) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2008 E Ordinary Shares [Member]
Disposal Group Including Discontinued Operation Additional Disclosures [Abstract]
Issuable upon the exercise of convertible bonds	33,524,615	15,384,615	15,384,615
Issuable upon the exercise of stock incentive options	0	1,234,858	872,373
Income Loss From Discontinued Operations Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Revenue			$ 0
Costs, expenses and recoveries			1
Gain on disposal			27
Pre-tax profit			28
Taxation expense			(5)
Income Loss From Discontinued Operations Net Of Tax	$ 0	$ 0	$ 23
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenue per share				0	0
Costs,Expenses and Recoveries Per share				0	0
Gain on Disposal Per share				0.08	0.05
Pre Tax Profit Per Share				0.08	0.05
Taxation Per Share				(0.01)	(0.01)
Income Loss Per Basic And Diluted Share From Discontinued Operations Net Of Tax				0.07	0.04